Oppenheimer Absolute Return Fund         Oppenheimer Quest Balanced Fund
Oppenheimer AMT-Free Municipals          Oppenheimer Quest International Value
                                         Fund, Inc.
Oppenheimer Baring China Fund            Oppenheimer Quest Opportunity Value Fund
Oppenheimer Baring Japan Fund            Oppenheimer Real Estate Fund
Oppenheimer Champion Income Fund         Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Commodity Strategy Total     Oppenheimer Rochester Arizona Municipal
Return Fund                              Fund
Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Maryland Municipal
                                         Fund
Oppenheimer Core Bond Fund               Oppenheimer Rochester Massachusetts
                                         Municipal Fund
Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan Municipal
                                         Fund
Oppenheimer Emerging Growth Fund         Oppenheimer Rochester Minnesota Municipal
                                         Fund
Oppenheimer Equity Fund, Inc.            Oppenheimer Rochester North Carolina
                                         Municipal Fund
Oppenheimer Equity Income Fund, Inc.     Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Opportunities Fund    Oppenheimer Rochester Virginia Municipal
                                         Fund
Oppenheimer Global Value Fund            Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
Oppenheimer International Diversified    Oppenheimer Small- & Mid- Cap Value Fund
Fund
Oppenheimer International Growth Fund    Oppenheimer Transition 2010 Fund
Oppenheimer International Value Fund     Oppenheimer Transition 2015 Fund
Oppenheimer Main Street Opportunity Fund Oppenheimer Transition 2020 Fund
Oppenheimer Main Street Small Cap Fund   Oppenheimer Transition 2030 Fund
Oppenheimer MidCap Fund                  Oppenheimer Value Fund
Oppenheimer Portfolio Series             Limited-Term New York Municipal Fund
Oppenheimer Portfolio Series Fixed       Rochester Fund Municipals
Income
   Active Allocation Fund

                      Supplement dated January 22, 2008
                  to the Statement of Additional Information

This supplement amends the Statement of Additional Information (the "SAI") of
each of the above referenced Funds (each a "Fund") and is in addition to any existing supplements to a Fund's SAI.

Each Fund's SAI is revised by adding the following two bullet points at the end of the sub-section "A. Waivers of Initial and Contingent Deferred Sales
Charges for Certain Purchasers" in the section "I. Waivers of Class A Sales
Charges of Oppenheimer Funds" in the Appendix titled "OppenheimerFunds
Special Sales Charge Arrangements and Waivers":

|_|   Purchases of Class A shares by former shareholders of Atlas Strategic
            Income Fund in any Oppenheimer fund into which shareholders of
            Oppenheimer Strategic Income Fund may exchange.
|_|   Purchases prior to June 15, 2008 by former shareholders of Oppenheimer
            Tremont Market Neutral Fund, LLC or Oppenheimer Tremont
            Opportunity Fund, LLC, directly from the proceeds from mandatory redemptions.

January 22, 2008                                                    PX0000.026